Earnings Per Share - Additional Information (Detail) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
The number of dilutive shares excluded from calculation of basic earnings per share resulting from the anti-dilutive effect for stock options	0	0	0	0	0	0	0